ACCESSOR FUNDS, INC.                             1420 Fifth Avenue, Suite 3130
EQUITY PORTFOLIOS                                           Seattle, WA  98101
PROSPECTUS - April 29, 1996                                     1-800-759-3504
-------------------------------------------------------------------------------
New Account Information and Shareholder Services                   206-224-7420
-------------------------------------------------------------------------------
                       SUPPLEMENT DATED OCTOBER 7, 1996 TO
                ACCESSOR FUNDS, INC. EQUITY PORTFOLIOS PROSPECTUS
                              DATED APRIL 29, 1996


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS. CAPITALIZED TERMS NOT DEFINED HEREIN SHOULD HAVE THE MEANINGS SET FORTH IN THE PROSPECTUS.


Custody Agreement
-----------------

     Accessor Funds, Inc. (the "Fund") and The Fifth Third Bank, an Ohio banking corporation ("Fifth Third"), entered into a Custodian Agreement effective October 4, 1996, pursuant to which Fifth Third acts as custodian of the assets of the Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio, and International Equity Portfolio effective November 18, 1996. Fifth Third holds all portfolio securities and cash assets of the Portfolios and is authorized to deposit securities in securities depositories or to use the services of sub-custodians. Fifth Third may employ sub-custodians outside the United States which have been approved by the Fund's Board of Directors. As compensation for its services rendered, the Fund pays Fifth Third an annual domestic custody fee of .0025% of the average gross assets and an annual global custody fee of .08% of the average gross assets, exclusive of transaction charges. The total costs for the custodial fees are borne by each Portfolio based on the proportionate net assets of each Portfolio.

Accounting and Services Agreement
---------------------------------
     The Fund and Fifth Third entered into a Fund Accounting and Services Agreement effective October 4, 1996, pursuant to which Fifth Third provides certain portfolio accounting and other services, including maintenance of the books and records of the Portfolios required under the Investment Company Act. Fifth Third will perform such accounting, recordkeeping and other administrative services for the Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio, and International Equity Portfolio effective November 18, 1996. As compensation for these services, the Fund pays Fifth Third an annual fee as follows:

     The Fund will pay Fifth Third an annual fund accounting and service fee (the "Fee"), to be calculated daily and paid monthly. The annual Fee for each Portfolio shall be the greater of a monthly minimum or an asset based fee, as follows:

                              Monthly    First         Next          Assets over
Portfolio                     Minimum OR $100,000,000  $150,000,000 $250,000,000
---------                     -----------------------  -------------------------

Growth Portfolio                  $1,500     .03%            .02%       .01%
Value and Income Portfolio        $1,500     .03%            .02%       .01%
Small to Mid Cap Portfolio        $1,500     .03%            .02%       .01%
International Equity Portfolio    $3,000     .04%            .03%       .02%

     The Fund will pay an additional annual Fee of $2,000 per Portfolio for other administrative services rendered, to be charged monthly. Should the Fund add additional share classes, there will be an annual charge of $7,000 per additional class per Portfolio, also to be charged monthly. Finally, the Fund will reimburse Fifth Third for its out-of-pocket expenses incurred in performing its services under this Agreement, including, but not limited to: postage and mailing, telephone, facsimile, overnight courier services and outside independent pricing service charges, and record retention/storage.

Business Day
------------

     A business day is one on which the New York Stock Exchange, the Custodian, Fund Accounting agent and Bennington are open for business. Non-business days are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCESSOR FUNDS, INC.                             1420 Fifth Avenue, Suite 3130
FIXED-INCOME PORTFOLIOS                                     Seattle, WA  98101
PROSPECTUS - April 29, 1996                                     1-800-759-3504
-------------------------------------------------------------------------------
New Account Information and Shareholder Services                   206-224-7420
-------------------------------------------------------------------------------
                       SUPPLEMENT DATED OCTOBER 7, 1996 TO
                ACCESSOR FUNDS, INC. FIXED-INCOME PORTFOLIOS PROSPECTUS
                              DATED APRIL 29, 1996


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS. CAPITALIZED TERMS NOT DEFINED HEREIN SHOULD HAVE THE MEANINGS SET FORTH IN THE PROSPECTUS.


Custody Agreement
-----------------

     Accessor Funds, Inc. (the "Fund") and The Fifth Third Bank, an Ohio banking corporation ("Fifth Third"), entered into a Custodian Agreement effective October 4, 1996, pursuant to which Fifth Third acts as custodian of the assets of the Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio and U.S. Government Money Portfolio effective October 7, 1996, and of the Mortgage Securities Portfolio effective November 18, 1996. Fifth Third holds all portfolio securities and cash assets of the Portfolios and is authorized to deposit securities in securities depositories or to use the services of sub-custodians. Fifth Third may employ sub-custodians outside the United States which have been approved by the Fund's Board of Directors. As compensation for its services rendered, the Fund pays Fifth Third an annual domestic custody fee of .0025% of the average gross assets and an annual global custody fee of .08% of the average gross assets, exclusive of transaction charges. The total costs for the custodial fees are borne by each Portfolio based on the proportionate net assets of each Portfolio.

Accounting and Services Agreement
---------------------------------

     The Fund and Fifth Third entered into a Fund Accounting and Services Agreement effective October 4, 1996, pursuant to which Fifth Third provides certain portfolio accounting and other services, including maintenance of the books and records of the Portfolios required under the Investment Company Act. Fifth Third will perform such accounting, recordkeeping and other administrative services for the Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio and U.S. Government Money Portfolio effective October 7, 1996, and for the Mortgage Securities Portfolio effective November 18, 1996. As compensation for these services, the Fund pays Fifth Third an annual fee as follows:

     The Fund will pay Fifth Third an annual fund accounting and service fee (the "Fee"), to be calculated daily and paid monthly. The annual Fee for each Portfolio shall be the greater of a monthly minimum or an asset based fee, as follows:

                              Monthly        First         Next      Assets over
Portfolio                     Minimum OR $100,000,000  $150,000,000 $250,000,000
---------                     -----------------------  -------------------------

Intermediate Fixed-Income         $2,000     .03%            .02%       .01%
Short-Intermediate Fixed Income   $2,000     .03%            .02%       .01%
Mortgage Securities Portfolio     $2,000     .03%            .02%       .01%
U.S. Government Money             $1,500     .03%            .02%       .01%

     The Fund will pay an additional annual Fee of $2,000 per Portfolio for other administrative services rendered, to be charged monthly. Should the Fund add additional share classes, there will be an annual charge of $7,000 per additional class per Portfolio, also to be charged monthly. Finally, the Fund will reimburse Fifth Third for its out-of-pocket expenses incurred in performing its services under this Agreement, including, but not limited to: postage and mailing, telephone, facsimile, overnight courier services and outside independent pricing service charges, and record retention/storage.

Business Day
------------

     A business day is one on which the New York Stock Exchange, the Custodian, Fund Accounting agent and Bennington are open for business. Non-business days are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                       SUPPLEMENT DATED OCTOBER 7, 1996 TO
            ACCESSOR FUNDS, INC. STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 29, 1996


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMAITON, AND SHOULD BE READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION. CAPITALIZED TERMS NOT DEFINED HEREIN SHOULD HAVE THE MEANINGS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

Custody Agreement
-----------------

         Accessor Funds, Inc. (the "Fund") and The Fifth Third Bank, an Ohio banking corporation ("Fifth Third"), entered into a Custodian Agreement effective October 4, 1996, pursuant to which Fifth Third acts as custodian of the assets of the Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio and U.S. Government Money Portfolio effective October 7, 1996, and of the Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio, International Equity Portfolio and Mortgage Securities Portfolio effective November 18, 1996. Fifth Third holds all portfolio securities and cash assets of the Portfolios and is authorized to deposit securities in securities depositories or to use the services of sub-custodians. Fifth Third may employ sub-custodians outside the United States which have been approved by the Fund's Board of Directors. As compensation for its services rendered, the Fund pays Fifth Third an annual domestic custody fee of .0025% of the average gross assets and an annual global custody fee of .08% of the average gross assets, exclusive of transaction charges. The total costs for the custodial fees are borne by each Portfolio based on the proportionate net assets of each Portfolio.

Accounting and Services Agreement
---------------------------------

         The Fund and Fifth Third entered into a Fund Accounting and Services Agreement effective October 4, 1996, pursuant to which Fifth Third provides certain portfolio accounting and other services, including maintenance of the books and records of the Portfolios required under the Investment Company Act. Fifth Third will perform such accounting, recordkeeping and other administrative services for the Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio and U.S. Government Money Portfolio effective October 7, 1996, and for the Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio, International Equity Portfolio and Mortgage Securities Portfolio effective November 18, 1996. As compensation for these services, the Fund pays Fifth Third an annual fee as follows:

         The Fund will pay Fifth Third an annual fund accounting and service fee (the "Fee"), to be calculated daily and paid monthly. The annual Fee for each Portfolio shall be the greater of a monthly minimum or an asset based fee, as follows:

                              Monthly    First         Next          Assets over
Portfolio                     Minimum OR $100,000,000  $150,000,000 $250,000,000
---------                     -----------------------  -------------------------

Growth Portfolio                  $1,500     .03%            .02%       .01%
Value and Income Portfolio        $1,500     .03%            .02%       .01%
Small to Mid Cap Portfolio        $1,500     .03%            .02%       .01%
International Equity Portfolio    $3,000     .04%            .03%       .02%
Intermediate Fixed-Income         $2,000     .03%            .02%       .01%
Short-Intermediate Fixed Income   $2,000     .03%            .02%       .01%
Mortgage Securities Portfolio     $2,000     .03%            .02%       .01%
U.S. Government Money             $1,500     .03%            .02%       .01%

         The Fund will pay an additional annual Fee of $2,000 per Portfolio for other administrative services rendered, to be charged monthly. Should the Fund add additional share classes, there will be an annual charge of $7,000 per additional class per Portfolio, also to be charged monthly. Finally, the Fund will reimburse Fifth Third for its out-of-pocket expenses incurred in performing its services under this Agreement, including, but not limited to: postage and mailing, telephone, facsimile, overnight courier services and outside independent pricing service charges, and record retention/storage.

Business Day
------------

     A business day is one on which the New York Stock Exchange, the Custodian, Fund Accounting agent and Bennington are open for business. Non-business days are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.